Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2023
Selling and Marketing Expenses [Abstract]
Selling and marketing expenses

Note 6. Selling and marketing expenses

	Consolidated			Consolidated
	2023	2022	2021	2023
	AUD$	AUD$	AUD$	$

Salaries and benefits	1,658,820	1,800,318	1,321,555	1,134,633
Marketing services	369,763	255,306	158,706	252,918
Travel expenses	91,178	74,425	38,077	62,365
Depreciation	180,477	142,325	61,642	123,446
Occupancy and office expenses	24,926	38,547	21,608	17,049
Other	159,741	154,015	90,486	109,264

	2,484,905	2,464,936	1,692,074	1,699,675